Related Party Transactions (Details) - Director [Member] - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Statement [Line Items]
Salaries	$ 60,000	$ 0	$ 360,000	$ 250,000
Short-term employee benefits	598	602	1,181	1,185
Stock-based compensation	349,259	184,827	411,526	414,015
Total	$ 409,857	$ 185,429	$ 772,707	$ 665,200